UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21147

Eaton Vance Insured California Municipal Bond Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Insured California Municipal Bond Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.7%

Principal Amount (000’s omitted)	Security	Value

Electric Utilities — 1.0%
3,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$3,107,640
		$3,107,640

Escrowed / Prerefunded — 4.0%
5,110	Foothill/Eastern, Transportation Corridor Agency, Escrowed to Maturity, 0.00% , 1/1/30	1,438,567
9,175	San Joaquin Hills, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/22	4,175,451
18,100	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/25	6,893,928
		$12,507,946

General Obligations — 6.8%
6,750	California, 5.25%, 4/1/30	6,998,467
3,250	California, 5.25%, 4/1/34	3,390,530
9,975	California, 5.50%, 11/1/33	10,661,080
		$21,050,077

Hospital — 4.1%
2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	2,060,320
4,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	4,161,440
3,360	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	3,355,229
3,005	Washington Township Health Care District, 5.25%, 7/1/29	3,085,654
		$12,662,643

Insured-Electric Utilities — 3.0%
4,000	Sacramento, Municipal Electric Utility District, (FSA), 5.00%, 8/15/28	4,118,520
5,000	Sacramento, Municipal Electric Utility District, (MBIA), 5.00%, 8/15/28	5,140,100
		$9,258,620

Insured-Escrowed/Prerefunded — 1.2%
7,540	Foothill/Eastern, Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/21	$3,627,871
		$3,627,871

Insured-General Obligations — 26.7%
2,840	Azusa Unified School District, (FSA), 0.00%, 7/1/25	1,008,456
2,160	Azusa Unified School District, (FSA), 0.00%, 7/1/26	718,589
3,290	Azusa Unified School District, (FSA), 0.00%, 7/1/27	1,026,315
6,030	Burbank Unified School District, (FGIC), 0.00%, 8/1/21	2,721,640
1,835	Buttonwillow Union School District, (Election of 2002), (AMBAC), 5.50%, 11/1/27	2,122,361
2,180	Ceres Unified School District, (FGIC), 0.00%, 8/1/25	770,848
3,000	Chino Valley Unified School District, (FSA), 5.00%, 8/1/26	3,130,680
1,505	Folsom Cordova Unified School District, (MBIA), 0.00%, 10/1/25	527,698
6,555	Foothill-De Anza Community College District, (Election of 1999), (FGIC), 0.00%, 8/1/28	1,906,850
8,500	Foothill-De Anza Community College District, (Election of 1999), (FGIC), 0.00%, 8/1/29	2,329,680
8,865	Foothill-De Anza Community College District, (Election of 1999), (FGIC), 0.00%, 8/1/30	2,287,968
1,835	Huntington Beach City School District, (FGIC), 0.00%, 8/1/24	690,327
2,060	Huntington Beach City School District, (FGIC), 0.00%, 8/1/25	728,416
2,140	Huntington Beach City School District, (FGIC), 0.00%, 8/1/26	708,918
2,000	Jurupa Unified School District, (FGIC), 0.00%, 8/1/23	802,460
2,000	Jurupa Unified School District, (FGIC), 0.00%, 8/1/26	662,540
2,235	Kings Canyon Joint Unified School District, (FGIC), 0.00%, 8/1/25	790,296
10,000	Los Angeles Unified School District, (Election of 1997), (MBIA), 5.125%, 1/1/27	10,449,100

3,225	Modesto High School District, Stanislaus County, (FGIC), 0.00%, 8/1/24	$1,213,245
9,000	North Orange County Community College District, (MBIA), 5.00%, 2/1/27	9,352,890
5,000	Riverside Unified School District, (FGIC), 5.00%, 2/1/27	5,186,550
6,135	Salinas Union High School District, (MBIA), 5.00%, 6/1/27	6,371,688
1,500	San Diego Unified School District, (FGIC), 0.00%, 7/1/20	721,830
10,000	San Diego Unified School District, (FGIC), 0.00%, 7/1/22	4,275,300
10,000	San Diego Unified School District, (FGIC), 0.00%, 7/1/23	4,028,800
8,000	San Juan Unified School District, (FSA), 0.00%, 8/1/21	3,610,800
5,000	San Mateo County Community College District, (FGIC), 0.00%, 9/1/22	2,120,450
4,365	San Mateo County Community College District, (FGIC), 0.00%, 9/1/23	1,744,210
3,955	San Mateo County Community College District, (FGIC), 0.00%, 9/1/25	1,392,595
5,240	San Mateo Union High School District, (FGIC), 0.00%, 9/1/21	2,355,642
2,740	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	2,810,966
3,825	Union Elementary School District, (FGIC), 0.00%, 9/1/24	1,432,998
3,000	Ventura County Community College District, (MBIA), 5.00%, 8/1/27	3,117,630
		$83,118,736

Insured-Hospital — 6.8%
20,860	California Health Facilities Financing Authority, (Sutter Health), (MBIA), 5.00%, 8/15/38	21,122,627
		$21,122,627

Insured-Lease Revenue / Certificates of Participation — 22.1%
2,000	Anaheim, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/30	511,340
5,000	Anaheim, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/35	970,450
8,545	Anaheim, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/29	2,320,566
30,000	Anaheim, Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	30,392,700
1,000	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27	1,032,620

6,000	Sacramento Financing Authority, (City Hall Redevelopment), (FSA), 5.00%, 12/1/28	$6,171,540
5,805	San Bernardino County Medical Center Financing Project, (MBIA), 5.00%, 8/1/28	5,963,244
15,000	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	15,264,300
5,850	Shasta Joint Powers Financing Authority, (County Administration Building), (MBIA), 5.00%, 4/1/29	6,022,926
		$68,649,686

Insured-Private Education — 0.5%
1,560	California Educational Facilities Authority, (St. Mary’s College of California), (MBIA), 5.125%, 10/1/26	1,646,518
		$1,646,518

Insured-Public Education — 12.7%
1,000	California State University, (AMBAC), 5.125%, 11/1/26	1,049,230
22,250	University of California, (FGIC), 5.00%, 9/1/27	22,991,370
15,000	University of California, (FGIC), 5.125%, 9/1/30	15,476,400
		$39,517,000

Insured-Sewer Revenue — 13.6%
23,115	East Bay Municipal Utility District Water System, Sewer Revenue, (MBIA), 5.00%, 6/1/38	23,469,815
18,350	Livermore-Amador Valley Water Management Agency, (AMBAC), 5.00%, 8/1/31	18,777,739
		$42,247,554

Insured-Special Assessment Revenue — 1.9%
1,800	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	1,846,656
4,045	Santa Clara Valley Transportation Authority, (MBIA), 5.00%, 6/1/26	4,182,692
		$6,029,348

Insured-Special Tax Revenue — 14.5%
2,500	North City, School Facility Financing Authority, (AMBAC), 0.00%, 9/1/26	822,900
7,000	Pomona Public Financing Authority, (MBIA), 5.00%, 2/1/33	7,122,710

13,630	San Francisco, Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	$13,944,853
3,500	San Francisco, Bay Area Rapid Transportation District, (AMBAC), 5.00%, 7/1/26	3,620,610
7,000	San Francisco, Bay Area Rapid Transportation District, (AMBAC), 5.125%, 7/1/36	7,215,530
12,000	Tustin Unified School District, (FSA), 5.00%, 9/1/38	12,209,400
		$44,936,003

Insured-Transportation — 14.7%
15,150	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33	15,577,685
7,250	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/36	7,451,115
1,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), 5.00%, 7/1/29	1,032,500
13,940	Sacramento County, Airport System, (FSA), 5.00%, 7/1/27	14,375,067
3,445	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/30	912,891
5,000	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/31	1,250,150
15,000	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/26	5,098,950
		$45,698,358

Insured-Utilities — 7.4%
8,000	Los Angeles Department of Water and Power, (FGIC), 5.00%, 7/1/43	8,107,360
14,750	Los Angeles Department of Water and Power, (MBIA), 5.125%, 7/1/41	15,060,340
		$23,167,700

Insured-Water Revenue — 11.9%
8,180	California Water Resource, (Central Valley), (FGIC), 5.00%, 12/1/29 (1)	8,430,308
5,500	Contra Costa Water District, (FSA), 4.50%, 10/1/31	5,353,590
7,620	East Bay Municipal Utility District Water System, (MBIA), 5.00%, 6/1/38	7,744,282
2,000	East Bay Municipal Utility District Water System, (MBIA), 5.00%, 6/1/26	2,068,080

10,000	Metropolitan Water District, (FGIC), 5.00%, 10/1/36	$10,281,900
3,250	San Diego, (Water Utility Fund), (FGIC), 4.75%, 8/1/28	3,264,203
		$37,142,363

Lease Revenue/Certificates of Participation — 0.9%
2,570	Sacramento Financing Authority, 5.40%, 11/1/20	2,856,349
		$2,856,349

Water Revenue — 6.9%
21,180	Southern California Metropolitan Water District, 5.00%, 7/1/37	21,479,062
		$21,479,062

Total Tax-Exempt Investments — 160.7%
(identified cost $483,853,450)		$499,826,101

Other Assets, Less Liabilities — 2.0%		$6,135,710
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.7)%		$(195,019,736)
Net Assets Applicable to Common Shares— 100.0%		$310,942,075

AMBAC	-	AMBAC Financial Group, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2004, 85.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 17.4% to 28.3% of total investments.

(1)                                                                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/05	1,130 U.S. Treasury Bond	Short	$(124,365,822)	$(127,125,000)	$(2,759,178)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$483,279,544
Gross unrealized appreciation	$16,743,841
Gross unrealized depreciation	(197,284)
Net unrealized appreciation	$16,546,557

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	February 18, 2005